Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2018
Operations and Reorganization
Schedule of Company's major subsidiaries and VIEs and subsidiaries of the VIEs

		Percentage of
		Direct or
		Indirect
	Place and Year of	Economic
Major Subsidiaries	Incorporation	Ownership	Principal Activities
Bilibili HK Limited	Hong Kong Y2014	100	Investment holding
Hode HK Limited	Hong Kong Y2014	100	Investment holding
Bilibili Co., Ltd.	Japan Y2014	100	Business development
Hode Shanghai Limited. (“Hode Technology”)	PRC Y2014	100	Technology development
Shanghai Bilibili Technology Co., Ltd.	PRC Y2016	100	Technology development

		Percentage of
	Place and	Direct or
	Year of	Indirect
	Incorporation/	Economic
Major VIEs and VIEs’ subsidiaries	Acquisition	Ownership	Principal Activities
Shanghai Hode Information Technology Co., Ltd. (“Shanghai Hode”)	PRC Y2013	100	Mobile game operation
Shanghai Kuanyu Digital Technology Co., Ltd. (“Shanghai Kuanyu”)	PRC Y2014	100	Video distribution
Sharejoy Network Technology Co., Ltd.	PRC Y2014	100	Game promotion and marketing
Shanghai Hehehe Culture Communication Co., Ltd	PRC Y2014	100	Comics distribution
Shanghai Anime Tamashi Cultural Media Co., Ltd.	PRC Y2015	100	E-commerce

Schedule of combined financial information of the Group's VIEs included in the accompanying consolidated financial statements of the Group

	December 31,	December 31,
	2017	2018
	RMB in thousands
Current assets:
Cash and cash equivalents	241,303	152,295
Time deposits	1,960	10,265
Accounts receivable, net	392,942	130,823
Amounts due from the Company and its subsidiaries	16,740	165,559
Receivables due from related parties	29,660	—
Prepayments and other current assets	453,703	841,018
Short-term investments	447,686	252,943
Non-current assets:
Long-term investments, net	502,240	843,149
Other non-current assets	263,248	943,373
Total assets	2,349,482	3,339,425
Current liabilities:
Accounts payable	500,685	1,078,070
Salary and welfare payables	60,356	94,699
Taxes payable	20,552	27,152
Deferred revenue	571,248	937,086
Amounts due to the Company and its subsidiaries	272,864	1,594,527
Accrued liabilities and other payables	29,274	318,568
Amount due to related parties	5,724	23,054
Total liabilities	1,460,703	4,073,156

	For the Year Ended December 31,
	2016	2017	2018
	RMB in thousands
Net revenues:
Revenue from third parties	522,944	2,465,296	3,691,219
Revenue from the Company and its subsidiaries	—	22,751	443,405
Net revenues	522,944	2,488,047	4,134,624
Net loss	(253,148)	(63,088)	(587,932)

	For the Year Ended December 31,
	2016	2017	2018
	RMB in thousands
Net cash (used in)/provided by operating activities	(5,969)	492,063	636,972
Net cash used in investing activities	(755,788)	(632,549)	(674,483)
Net cash provided by financing activities	915,795	179,707	130,592